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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
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   Address:      590 Madison Avenue
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                 25th Floor
                 -------------------------------
                 New York, New York 10022
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Form 13F File Number: 28-13302
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 508-5500
         -------------------------------

Signature, Place, and Date of Signing:

           s/Jason Carri              New York, New York   August 14, 2009
   -------------------------------    ------------------   ---------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT.

/ / 13F NOTICE.

/ / 13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------

Form 13F Information Table Value Total: $154,790
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2        COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------- ----------------  --------- -------- ---------------------- ----------  -------- -----------------------
       NAME OF                                         VALUE      SHRS OR   SH/  PUT/ INVESTMENT    OTHER     VOTING AUTHORITY
       ISSUER              TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS     SOLE    SHARED NONE
------------------------- ----------------  --------- -------- ----------- ----- ---- ----------  -------- ----------- ------ ----
Bally Technologies, Inc.  Common Stock      05874B107 $  2,953      98,700              SHARED-     NONE        98,700   _     _
                                                                                        DEFINED
CBIZ, Inc.                Common Stock      124805102 $ 18,968   2,664,052  -     -     SHARED-     NONE     2,664,052   -     -
                                                                                        DEFINED
Corinthian Colleges, Inc. Common Stock      218868107 $ 12,628     745,900  -     -     SHARED-     NONE       745,900   -     -
                                                                                        DEFINED
Dynamex Inc.              Common Stock      26784F103 $  2,687     174,581  -     -     SHARED-     NONE       174,581   -     -
                                                                                        DEFINED
EnergySolutions, Inc.     Common Stock      292756202 $  2,725     296,207  -     -     SHARED-     NONE       296,207   -     -
                                                                                        DEFINED
Interline Brands, Inc.    Common Stock      458743101 $ 18,759   1,371,300  -     -     SHARED-     NONE     1,371,300   -     -
                                                                                        DEFINED
Kendle International Inc. Common Stock      48880L107 $  8,957     731,805  -     -     SHARED-     NONE       731,805   -     -
                                                                                        DEFINED
Kendle International Inc. Convertible Notes 48880LAA5 $  3,694 $ 5,000,000              SHARED      NONE   $ 5,000,000
                                                                                        DEFINED
The Middleby Corporation  Common Stock      596278101 $ 12,859     292,791  -     -     SHARED-     NONE       292,791   -     -
                                                                                        DEFINED
Patterson Companies, Inc. Common Stock      703395103 $  6,540     301,400              SHARED      NONE       301,400
                                                                                        DEFINED
Pool Corporation          Common Stock      73278L105 $ 27,203   1,642,714  -     -     SHARED-     NONE     1,642,714   -     -
                                                                                        DEFINED
PSS World Medical, Inc.   Common Stock      69366A100 $ 18,478     998,245  -     -     SHARED-     NONE       998,245   -     -
                                                                                        DEFINED
SPSS Inc.                 Common Stock      78462K102 $    334      10,000  -     -     SHARED-     NONE        10,000   -     -
                                                                                        DEFINED

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
      COLUMN 1               COLUMN 2        COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------- ----------------  --------- -------- ---------------------- ----------  -------- -----------------------
       NAME OF                                         VALUE      SHRS OR   SH/  PUT/ INVESTMENT    OTHER     VOTING AUTHORITY
       ISSUER              TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS     SOLE    SHARED NONE
------------------------- ----------------  --------- -------- ----------- ----- ---- ----------  -------- ----------- ------ ----
TransDigm Group           Common Stock      893641100 $    287       7,927  -     -     SHARED-     NONE         7,927   -     -
Incorporated                                                                            DEFINED
UTi Worldwide Inc.        Ordinary Shares   G87210103 $ 17,039   1,494,643  -     -     SHARED-     NONE     1,494,643   -     -
                                                                                        DEFINED
VCA Antech, Inc.          Common Stock      918194101 $    678      25,400  -     -     SHARED-     NONE        25,400   -     -
                                                                                        DEFINED